Fair Value Measurements (Details) - Recurring - USD ($) $ in Thousands	Sep. 28, 2017	Dec. 29, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate caps (cash flow hedges)	$ 1,021	$ 2,473
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate caps (cash flow hedges)	0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate caps (cash flow hedges)	1,021	2,473
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate caps (cash flow hedges)	$ 0	$ 0